Schedule of Investments (unaudited) January 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 115.2%

Alabama — 2.0%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$570	$643,425
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,090	1,244,900
Sub-Lien, Series D, 6.00%, 10/01/42	1,000	1,182,340
Sub-Lien, Series D, 7.00%, 10/01/51	1,545	1,869,867

		4,940,532

Arizona — 3.4%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,230	1,335,756
City of Phoenix Civic Improvement Corp., ARB, Series A, 4.00%, 07/01/45	940	1,065,170
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	2,000	2,638,580
5.00%, 12/01/37	2,360	3,258,381

		8,297,887

Arkansas — 1.0%
Arkansas Development Finance Authority, RB:
Baptist Health, 5.00%, 12/01/47	385	468,341
Big River Steel Project, AMT, 4.50%, 09/01/49(a)	1,810	1,962,275

		2,430,616

California — 6.5%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	1,545	2,503,503
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	2,200	2,259,994
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	875	989,406
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	105	119,528
5.25%, 08/15/49	265	297,378
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	165	197,893

Security	Par (000)	Value

California (continued)
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	$1,025	$1,110,885
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	330	373,567
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/23(b)	255	304,411
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	1,950	2,050,698
Montebello Unified School District, GO, CAB (NPFGC), 0.00%, 08/01/22(c)	2,405	2,332,465
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 07/01/29(c)	3,475	2,983,218
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	550	627,577

		16,150,523

Colorado — 3.1%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 07/01/40	1,455	1,477,291
Colorado Health Facilities Authority, RB, Commonspirit Health, Series A, 4.00%, 08/01/49	1,065	1,181,788
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	220	245,113
County of Arapahoe Colorado School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	1,260	1,651,091
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	710	720,323
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project, 6.00%, 01/15/34	1,425	1,443,440

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
State of Colorado, COP, Building Excellent Schools, Series O, 4.00%, 03/15/44	$930	$1,064,357

		7,783,403

Connecticut — 1.1%
State of Connecticut, GO, Series A, 4.00%, 01/15/38	2,260	2,626,097

Delaware — 1.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	790	816,702
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	840	966,739
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,430	2,481,662

		4,265,103

District of Columbia — 6.3%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	315	385,513
Georgetown University Issue, 5.00%, 04/01/42	260	313,206
The Catholic University of America Issue, 5.00%, 10/01/48	1,695	2,043,407
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	1,520	1,594,571
Metropolitan Washington Airports Authority, Refunding ARB:
Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	1,475	1,575,330
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35(c)	13,485	8,991,528
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B, 4.00%, 10/01/53	555	628,782

		15,532,337

Florida — 3.7%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	960	1,103,856
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	2,620	2,696,635

Security	Par (000)	Value

Florida (continued)
County of Volusia Educational Facility Authority, Refunding RB, Embry Riddle Aeronautical Project:
5.00%, 10/15/44	$415	$513,571
5.00%, 10/15/49	850	1,043,630
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	2,095	2,308,753
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	1,380	1,475,510

		9,141,955

Georgia — 2.0%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	370	436,848
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	360	488,865
5.00%, 05/15/36	360	493,823
5.00%, 05/15/37	400	554,344
5.00%, 05/15/38	220	307,281
5.00%, 05/15/49	725	1,044,435
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 4.00%, 01/01/49	1,135	1,237,082
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/49	440	484,268

		5,046,946

Hawaii — 0.4%
State of Hawaii Harbor System, ARB, Series A, 5.25%, 07/01/30	945	961,934

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	540	652,957

Illinois — 15.7%
Chicago Board of Education, GO, Series H, Series C, Series D:
Dedicated Revenues, 5.00%, 12/01/36	350	409,973
Project, 5.25%, 12/01/35	1,075	1,206,860

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, 5.00%, 12/01/30	$605	$721,384
Dedicated Revenues, Series F, 5.00%, 12/01/22	455	495,550
Dedicated Revenues, Series G, 5.00%, 12/01/34	315	371,193
5.00%, 12/01/27	500	605,025
Chicago Board of Education, GO:
5.00%, 12/01/46	390	454,783
5.00%, 12/01/46	1,015	1,097,083
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	867	868,968
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(b)	1,680	1,753,618
Series A, 5.75%, 01/01/39	320	332,848
Series C, 6.50%, 01/01/21(b)	4,055	4,260,142
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	730	777,129
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,000	1,082,600
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	560	626,612
Metropolitan Pier & Exposition Authority, Refunding RB:
McCormick Place Expansion Project, 4.00%, 06/15/50(d)	970	1,067,873
McCormick Place Expansion Project, 5.00%, 06/15/50(d)	630	754,595
McCormick Place Expansion Project, CAB, Series B (AGM), 0.00%, 06/15/47(c)	13,220	5,763,523
Mccormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/43(c)	3,765	1,877,907
McCormick Place Expansion Project, Series B (AGM), 5.00%, 06/15/50	3,070	3,110,186
McCormick Place Expansion Project, Series B-2, 5.00%, 06/15/50	1,850	1,876,029
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	800	853,640
State of Illinois, GO, 5.00%, 02/01/39	1,100	1,214,488
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/29	930	1,136,534
State of Illinois, GO, Series A, 5.00%, 04/01/38	2,625	2,851,196

Security	Par (000)	Value

Illinois (continued)
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	$2,000	$2,333,360
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	705	793,992

		38,697,091

Indiana — 3.0%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	560	651,717
7.00%, 01/01/44	1,355	1,578,954
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,275	2,424,058
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	310	340,777
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	1,030	1,130,899
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	290	320,813
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	880	972,998

		7,420,216

Iowa — 1.5%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(e)	1,955	2,165,476
Midwestern Disaster Area, 5.25%, 12/01/25	320	357,424
Midwestern Disaster Area, 5.88%, 12/01/26(a)	285	297,403
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	980	990,231

		3,810,534

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	705	792,011

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(f)	$865	$985,477

		1,777,488

Louisiana — 1.4%
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	700	709,079
5.25%, 05/15/31	600	626,724
5.25%, 05/15/32	765	824,249
5.25%, 05/15/33	830	893,852
5.25%, 05/15/35	350	387,408

		3,441,312

Maryland — 1.0%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	530	541,098
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	305	372,542
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(b)	1,520	1,593,690

		2,507,330

Massachusetts — 1.8%
Collegiate Charter School of Lowell, RB:
5.00%, 06/15/49	675	727,549
5.00%, 06/15/54	285	305,372
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 05/15/59	1,165	1,538,324
Massachusetts Housing Finance Agency, RB, M/F Housing, Series C-1:
3.15%, 12/01/49	400	411,284
3.25%, 12/01/54	1,475	1,520,268

		4,502,797

Michigan — 3.1%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	3,085	3,372,614

Security	Par (000)	Value

Michigan (continued)
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	$530	$536,885
5.50%, 05/15/36	425	430,427
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	630	682,492
Series A, 4.00%, 12/01/49	590	672,960
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	730	912,084
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	785	944,543

		7,552,005

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	750	846,113
5.25%, 02/15/53	1,500	1,811,070

		2,657,183

Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	175	190,421
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	175	190,111

		380,532

Nebraska — 0.3%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	575	630,838

New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	1,105	1,148,824
Series C, AMT, 4.88%, 11/01/42	575	599,012

		1,747,836

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey — 13.8%
Casino Reinvestment Development Authority, Inc., Refunding RB:
5.25%, 11/01/39	$735	$800,900
5.25%, 11/01/44	1,095	1,189,028
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	775	782,022
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,410	1,518,993
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	1,365	1,491,781
School Facilities Construction, 5.00%, 06/15/49	1,670	1,988,586
Series EEE, 5.00%, 06/15/48	2,705	3,176,671
Transit transportation Project, 4.00%, 11/01/38	370	414,467
Transit transportation Project, 4.00%, 11/01/39	295	329,609
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,060	1,226,166
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	1,550	1,789,351
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/43	715	776,840
Series E, 5.00%, 01/01/45	1,875	2,190,675
New Jersey Transportation Trust Fund Authority, RB:
Series BB, 4.00%, 06/15/50	1,085	1,164,313
Series BB, 5.00%, 06/15/50	3,720	4,380,374
Transportation Program, Series AA, 5.00%, 06/15/44	315	350,343
Transportation Program, Series AA, 5.00%, 06/15/44	580	632,049
Transportation System, Series A, 5.50%, 06/15/21(b)	1,575	1,673,233
Transportation System, Series B, 5.25%, 06/15/36	1,705	1,785,681
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	390	463,815

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	$5,150	$5,920,079

		34,044,976

New York — 5.9%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	310	333,324
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,300	1,312,740
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	225	245,820
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,405	1,405,815
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,715	1,984,427
New York City Water & Sewer System, RB, 2nd Generation Resolution, Series CC-1, 4.00%, 06/15/49	830	963,057
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	1,415	1,415,439
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project(a):
Class 1, 5.00%, 11/15/44	2,275	2,498,837
Class 2, 5.15%, 11/15/34	245	274,331
Class 2, 5.38%, 11/15/40	605	679,978
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	900	939,024
6.00%, 12/01/42	875	905,118
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	1,305	1,626,278

		14,584,188

North Carolina — 0.4%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	415	445,482

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapel Hills, 5.00%, 02/01/49	$390	$595,573

		1,041,055

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	695	832,492

Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	2,570	2,581,360
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	470	515,496
Series A, 4.00%, 12/01/49	365	415,129
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	290	348,020
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	535	606,952
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	580	653,677

		5,120,634

Oklahoma — 1.7%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	1,500	1,666,965
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	855	1,029,685
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	1,420	1,599,801

		4,296,451

Oregon — 0.3%
Warm Springs Reservation Confederated Tribe, Refunding RB, Green Bond, Pelton Round Butte Project, Series B, 5.00%, 11/01/39(a)	650	775,457

Pennsylvania — 3.8%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	460	496,915

Security	Par (000)	Value

Pennsylvania (continued)
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	$415	$461,534
5.00%, 09/01/43	905	1,099,846
Lancaster IDA, RB, Willow Valley Communities Project, 5.00%, 12/01/49	950	1,113,381
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	2,015	2,311,185
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,105	1,172,825
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System Obligation, 4.00%, 08/15/49	1,680	1,926,943
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	795	917,987

		9,500,616

Puerto Rico — 5.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	475	483,027
5.63%, 05/15/43	500	508,445
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/44	960	979,728
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,845	1,962,674
5.13%, 07/01/37	510	543,798
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	530	540,886
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	1,146	1,267,992
Series A-1, 5.00%, 07/01/58	4,631	5,201,169
Series A-2, 4.33%, 07/01/40	62	67,313
Series A-2, 4.78%, 07/01/58	2,162	2,390,826

		13,945,858

6

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	$580	$660,922
Series B, 4.50%, 06/01/45	1,900	1,996,273
Series B, 5.00%, 06/01/50	2,605	2,808,711

		5,465,906

South Carolina — 4.6%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	2,245	2,663,131
State of South Carolina Ports Authority, ARB(b):
5.25%, 07/01/20	2,285	2,325,650
AMT, 5.25%, 07/01/25	765	929,391
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,410	2,734,868
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	1,035	1,179,528
Series E, 5.25%, 12/01/55	1,225	1,419,493

		11,252,061

Tennessee — 1.1%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	980	1,100,168
City of Chattanooga Health Educational & Housing Facility Board, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	115	128,127
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	495	588,515

Security	Par (000)	Value

Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	$705	$854,580

		2,671,390

Texas — 6.3%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	1,480	1,551,247
Sub-Lien, 5.00%, 01/01/33	250	275,965
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	440	506,194
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/37	1,500	1,652,145
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	850	1,061,259
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	325	381,963
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/48	3,330	4,030,099
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(c)	1,400	730,114
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	1,825	2,243,691
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,050,180
Texas Transportation Commission, RB, First Tier Toll Revenue, 5.00%, 08/01/57	845	991,743

		15,474,600

7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah — 0.6%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/48	$640	$772,352
5.00%, 07/01/47	665	792,806

		1,565,158

Virginia — 1.7%
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 07/01/42	625	652,362
Residential Care Facility, 5.00%, 07/01/47	970	1,009,343
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	550	599,220
6.00%, 01/01/37	1,830	2,023,010

		4,283,935

Washington — 2.4%
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 01/01/43	1,555	1,844,074
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,085	1,294,763
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	540	618,019
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	1,625	1,831,180
Washington Health Care Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	250	278,538

		5,866,574

Wisconsin — 0.4%
Public Finance Authority, RB:
A&T Real Estate Foundation, Series B, 5.00%, 06/01/49	320	370,947
American Preparatory Academy - Las Vegas Project, Series A, 5.00%, 07/15/39(a)	100	111,384
American Preparatory Academy - Las Vegas Project, Series A, 5.00%, 07/15/49(a)	245	268,121

Security	Par (000)	Value

Wisconsin (continued)
American Preparatory Academy - Las Vegas Project, Series A, 5.00%, 07/15/54(a)	$115	$125,377

		875,829

Total Municipal Bonds — 115.2% (Cost — $252,239,363)		284,552,632

Municipal Bonds Transferred to Tender Option Bond Trusts(g) — 37.8%

California — 3.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(h)	2,257	2,549,143
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	4,121	4,167,098
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	2,250	2,717,594

		9,433,835

Colorado — 2.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(h)	1,664	2,056,575
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	2,700	2,980,368

		5,036,943

Florida — 1.6%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	3,939	4,045,234

Georgia — 1.6%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	2,622	2,883,977

8

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.60%, 12/01/44	$1,042	$1,111,401

		3,995,378

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(b)	3	2,866
4.00%, 02/15/41	1,031	1,142,417

		1,145,283

Massachusetts — 4.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	1,502	1,668,227
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	3,359	3,977,805
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/21(b)	4,502	4,817,949

		10,463,981

New York — 11.8%
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(h):
5.75%, 02/15/21(b)	687	720,304
5.75%, 02/15/47	423	443,109
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,440	8,037,058
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(h)	4,460	4,823,263
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	4,317	5,007,396
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/50	2,083	2,381,076
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	1,860	2,244,518

Security	Par (000)	Value

New York (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	$4,846	$5,557,249

		29,213,973

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,830	2,179,292

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,695	2,079,273

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	1,140	1,204,045

Texas — 6.7%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	1,720	1,911,669
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	2,350	2,502,914
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	1,504	1,574,895
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	2,295	2,407,065
Texas Water Development Board, RB, State Water Implementation Fund, Series A, 4.00%, 10/15/49	5,020	5,809,295

9

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	$2,041	$2,229,212

		16,435,050

Virginia — 0.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,095	2,115,247

Washington — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B (AGM), 4.00%, 10/01/53	1,299	1,469,359

Wisconsin — 1.9%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	2,059	2,254,201

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/15/49(h)	$2,140	$2,398,191

		4,652,392

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.8% (Cost — $87,932,277)		93,469,285

Total Long-Term Investments — 153.0% (Cost — $340,171,640)		378,021,917

	Shares

Short-Term Securities — 3.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.81%(i)(j)	7,577,780	7,579,296

Total Short-Term Securities — 3.1% (Cost — $7,579,052)		7,579,296

Total Investments — 156.1% (Cost — $347,750,692)		385,601,213

Other Assets Less Liabilities — 0.1%		341,106

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.3)%		(55,176,648)

VMTP Shares at Liquidation Value — (33.9)%		(83,700,000)

Net Assets Applicable to Common Shares — 100.0%		$247,065,671

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire on August 15, 2020 to December 15, 2027, is $7,489,785

(i)	Annualized 7-day yield as of period end.

10

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD)

(j)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	6,880,499	697,281	7,577,780	$7,579,296	$85,053	$(333)	$929

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

SRF	State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	12	03/20/20	$1,580	$(25,260)
Long U.S. Treasury Bond	95	03/20/20	15,535	(370,126)
5-Year U.S. Treasury Note	9	03/31/20	1,083	(10,816)

				$(406,202)

11

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$378,021,917	$—	$378,021,917
Short-Term Securities	7,579,296	—	—	7,579,296

	$7,579,296	$378,021,917	$—	$385,601,213

Derivative Financial Instruments(b)
Liabilities:
Interest Rate Contracts	$(406,202)	$—	$—	$(406,202)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(55,035,418)	$—	$(55,035,418)
VMTP Shares at Liquidation Value	—	(83,700,000)	—	(83,700,000)

	$—	$(138,735,418)	$—	$(138,735,418)

12